Segment Information (Tables)	12 Months Ended
Nov. 30, 2014
Segment Reporting [Abstract]
Selected Information for Cruise and Tour and Other Segments
Selected information for our segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)		Capital expenditures	Total assets
2014
North America Cruise Brands (a)	$9,559	$6,418	$1,121	$959	$1,061		$1,315	$22,765
EAA Cruise Brands	6,148	3,914	725	616	893		1,054	15,228
Cruise Support	90	39	200	25	(174)		156	1,023
Tour and Other (a)	215	160	8	35	12		58	516	(c)
Intersegment elimination (a)	(128)	(128)	—	—	—		—	—
	$15,884	$10,403	$2,054	$1,635	$1,792		$2,583	$39,532
2013
North America Cruise Brands (a)	$9,370	$6,439	$1,048	$927	$956		$1,350	$22,448
EAA Cruise Brands	5,906	4,137	686	599	471	(b)	642	16,126
Cruise Support	96	31	136	26	(97)		108	1,016
Tour and Other (a)	210	143	9	36	22		49	514	(c)
Intersegment elimination (a)	(126)	(126)	—	—	—		—	—
	$15,456	$10,624	$1,879	$1,588	$1,352		$2,149	$40,104
2012
North America Cruise Brands (a)	$9,364	$6,240	$949	$898	$1,277		$990	$21,893
EAA Cruise Brands	5,827	4,010	650	561	433	(b)	1,291	15,894
Cruise Support	86	22	114	28	(78)		33	888
Tour and Other (a)	211	154	7	40	10		18	486	(c)
Intersegment elimination (a)	(106)	(106)	—	—	—		—	—
	$15,382	$10,320	$1,720	$1,527	$1,642		$2,332	$39,161

(a)
A portion of the North America cruise brands’ segment revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by either Holland America Line or Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands’ segment revenues and operating expenses in the line “Intersegment elimination.”

(b)	Includes $13 million in 2013 and $173 million in 2012 of impairment charges related to Ibero’s goodwill and trademarks.

(c)
Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, glass-domed railcars, which run on the Alaska Railroad, and our owned ships that we leased out under long-term charters to an unaffiliated entity.

Revenue by Geographic Area, Based on Where Guests are Sourced
Revenues by geographic areas, which are based on where our guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2014	2013	2012
North America	$7,762	$7,738	$7,952
Europe	5,676	5,426	5,367
Australia and Asia	2,097	1,772	1,506
Other	349	520	557
	$15,884	$15,456	$15,382